Share-Based Payment (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2024 $ / shares	Jun. 30, 2023 $ / shares	Dec. 31, 2023 USD ($) $ / shares
Share-Based Payment [Line Items]
Conversion ratio share options			4.82
Fee (in Dollars) | $			$ 1,000,000
Percentage of cash			50.00%
Percentage of cash to exchange ordinary shares			50.00%
Issued at per share			$ 9.28
Share options outstanding	$ 11.66
Range of exercise prices		$ 11.66
Weighted-average remaining contractual period	1 year	1 year 6 months
Bottom of range [member]
Share-Based Payment [Line Items]
Exercise price of share options	$ 1.17
Top of range [member]
Share-Based Payment [Line Items]
Exercise price of share options	$ 11.66
Options [Member] | Share-Based Payment [Member]
Share-Based Payment [Line Items]
Conversion ratio share options	4.82